NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

Organization and Nature of Operations

Bright Mountain Media, Inc. is a Florida corporation formed on May 20, 2010. Its wholly owned subsidiaries, Bright Mountain LLC, and The Bright Insurance Agency, LLC, were formed as Florida limited liability companies in May 2011. Its wholly owned subsidiary, Bright Watches, LLC was formed as a Florida limited liability company in December 2015, and its wholly owned subsidiary Daily Engage Media Group, LLC ("DEM") was formed as a New Jersey limited liability company in February 2015. When used herein, the terms "BMTM, the "Company," "we," "us," "our" or "Bright Mountain" refers to Bright Mountain Media, Inc. and its subsidiaries.

Discontinued Operations

Management, prior to December 31, 2018, with the appropriate level of authority, determined to discontinue the operations of Black Helmet and Bright Watches effective December 31, 2018. Both these businesses comprise our identifiable segment Products. Accordingly, the Company determined that the assets and liabilities of this reportable segment met the discontinued operations criteria in Accounting Standards Codification 205-20-45, and have been classified as discontinued operations in the accompanying consolidated financial statements. See Discontinued Operations Note 5 and Subsequent Events Note 16.

 Continuing Operations

We are a digital media holding company for online assets targeting and servicing the military and public safety markets. During 2018, we delivered approximately 2.2 million advertising impressions.  These impressions include both our targeted demographic and the larger general demographic from our ad network.  Our owned websites are dedicated to providing “those that keep us safe” places to go online where they can do everything from stay current on news and events affecting them, look for jobs, share information, communicate with the public, and purchase products. We own 24 websites and manage five additional websites, for a total of 29 websites, which are customized to provide our niche users, including active, reserve and retired military, law enforcement, first responders and other public safety employees with information, news and entertainment across various platforms that has proven to be of interest and engaging to them.

During the past several years the Company has evolved to place its emphasis on not only providing quality content on our websites to drive traffic increases, but to increase the advertising revenue we generate from companies and brands looking to reach our audiences. Our ad network connects general use advertisers with approximately 200 digital publications worldwide. Bright Mountain’s websites feature timely, proprietary and aggregated content covering current events and a variety of additional subjects that are targeted to the specific, primarily young male, demographics of the individual website. Our business strategy requires us to continue to provide this quality content to our niche markets as we grow our business, operations and revenues. The Company’s focus is to launch its full-scale Ad Network Business platform, the Bright Mountain Media Ad Network Business.

On September 19, 2017, under the terms of an Amended and Restated Membership Interest Purchase Agreement with DEM, and its members, the Company acquired 100% of the membership interests of DEM. Launched in 2015, DEM is an ad network that connects advertisers with approximately 200 digital publications worldwide.